Cash Dividend - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Mar. 17, 2020	Nov. 28, 2017	Sep. 30, 2020	Sep. 30, 2019	Mar. 31, 2020	Jan. 12, 2018
Cash dividend declared per ordinary share	$ 0.145	$ 0.1125
Ordinary shares, Outstanding			135,320,433	134,210,745	135,320,433	132,804,973
Dividends	$ 19,621	$ 14,949	$ 2,546	$ 291